Concentration by industry sector of financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	₩ 549,873,781	₩ 504,806,199
Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	387,826,781	349,085,837
Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	17,016,263	12,950,561
Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	170,314,316	152,840,826
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	24,778,332	19,461,567
Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	152,895,324	140,718,619
Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	22,822,546	23,114,264
Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	2,079,913	3,052,346
Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	93,109	897,525
Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	1,986,804	2,154,821
Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	55,275,031	48,512,857
Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	57,409,433	58,573,094
Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1],[2]	47,282,623	45,582,065
Finance and insurance
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	124,138,498	111,928,180
Finance and insurance | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	51,775,579	41,298,884
Finance and insurance | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	16,656,030	12,461,379
Finance and insurance | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Finance and insurance | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	24,671,308	19,342,308
Finance and insurance | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	10,403,261	9,456,194
Finance and insurance | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	44,980	39,003
Finance and insurance | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,177,901	2,198,591
Finance and insurance | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	63,112	897,525
Finance and insurance | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,114,789	1,301,066
Finance and insurance | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	34,294,362	29,826,338
Finance and insurance | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	26,528,743	28,673,958
Finance and insurance | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	10,361,913	9,930,409
Manufacturing
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	55,691,640	51,517,119
Manufacturing | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	48,600,580	44,994,657
Manufacturing | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Manufacturing | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Manufacturing | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Manufacturing | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	48,430,680	44,781,794
Manufacturing | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	169,900	212,863
Manufacturing | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	641,554	505,198
Manufacturing | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Manufacturing | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	641,554	505,198
Manufacturing | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	2,978,991	2,466,874
Manufacturing | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,448,765	3,500,514
Manufacturing | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	21,750	49,876
Retail and wholesale
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	20,752,883	19,082,218
Retail and wholesale | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	18,931,934	17,175,280
Retail and wholesale | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail and wholesale | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail and wholesale | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail and wholesale | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	18,679,397	17,004,407
Retail and wholesale | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	252,537	170,873
Retail and wholesale | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	19,210	120,636
Retail and wholesale | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail and wholesale | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	19,210	120,636
Retail and wholesale | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,223,958	1,112,688
Retail and wholesale | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	577,781	673,614
Retail and wholesale | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Real estate and service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	38,498,821	32,130,233
Real estate and service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	35,958,502	30,080,295
Real estate and service | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Real estate and service | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Real estate and service | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,796	2,295
Real estate and service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	35,920,334	30,029,000
Real estate and service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	36,372	49,000
Real estate and service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	81,005	7,872
Real estate and service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	29,997	0
Real estate and service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	51,008	7,872
Real estate and service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	574,547	350,720
Real estate and service | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	830,988	807,274
Real estate and service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,053,779	884,072
Construction service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	5,748,752	6,033,982
Construction service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,559,672	3,527,266
Construction service | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Construction service | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Construction service | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Construction service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,521,216	3,485,602
Construction service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	38,456	41,664
Construction service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,000	3,500
Construction service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Construction service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	3,000	3,500
Construction service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	248,399	262,183
Construction service | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	974,333	1,164,947
Construction service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	963,348	1,076,086
Lodging and Restaurant
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,571,223	6,115,721
Lodging and Restaurant | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,502,403	6,026,780
Lodging and Restaurant | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Lodging and Restaurant | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Lodging and Restaurant | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Lodging and Restaurant | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	6,479,253	6,003,383
Lodging and Restaurant | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	23,150	23,397
Lodging and Restaurant | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	900
Lodging and Restaurant | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Lodging and Restaurant | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	900
Lodging and Restaurant | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	46,177	75,152
Lodging and Restaurant | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	22,643	12,889
Lodging and Restaurant | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Other industry
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	107,585,790	125,008,000
Other industry | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	31,611,937	52,991,929
Other industry | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	360,233	489,182
Other industry | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Other industry | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	105,228	116,964
Other industry | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	29,461,183	29,958,239
Other industry | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	1,685,293	22,427,544
Other industry | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	157,243	215,649
Other industry | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Other industry | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	157,243	215,649
Other industry | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	15,908,597	14,418,902
Other industry | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	25,026,180	23,739,898
Other industry | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	34,881,833	33,641,622
Retail customers
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	190,886,174	152,990,746
Retail customers | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	190,886,174	152,990,746
Retail customers | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	170,314,316	152,840,826
Retail customers | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	20,571,858	149,920
Retail customers | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	0	0
Retail customers | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	[1]	₩ 0	₩ 0

[1]	The composition details by industry are net book value less allowances.
[2]	The following accounts are the net carrying value less provision for doubtful accounts.